Organization and Description of Business	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Accounting Policies [Abstract]
Organization and Description of Business

Note 1. Organization and Description of Business

Cannabis Global, Inc., a Nevada corporation, formerly known as MCTC Holdings, Inc., a Delaware corporation, is located at 520 S. Grand Avenue, Suite 320, Los Angeles, California 90071. Our telephone number is (310) 986-4929 and our website is accessible at www.cannabisglobalinc.com. Our shares of Common Stock are quoted on the OTC Markets Pink Tier, operated by OTC Markets Group, Inc., under the ticker symbol "MCTC." We are a research and development company focused on cannabinoid research.

Our aim is to create and commercialize proprietary engineered technologies to deliver hemp extracts and cannabinoids to the human body. We are achieving this goal by way of the introduction to the industry of new hemp and hemp extract infusion technologies, and via the introduction of new consumer products based on these technologies.

Our R&D programs included the following;

1.	Development of new routes and vehicles for hemp extract and cannabinoid delivery to the human body.

2.	Production of unique polymeric nanoparticles and fibers for use in oral and dermal cannabinoid delivery.

3.	Research and commercialization of new methodologies to isolate and/or concentrate various cannabinoids and other substances that comprise industrial hemp oil and other extracts.

4.	Establishment of new methods to increase the bioavailability of cannabinoids to the human body utilizing nanoparticles and other proven bioenhancers, including naturally occurring glycosides, unique infusions with other food stuffs, and d-α-Tocopherol polyethylene glycol 1000 succinate (TPGS), which is widely used as a water-soluble vitamin E formulation.

5.	Development of other novel inventions for the delivery of cannabinoids to the human body, which at this time are considered trade secrets by the Company.

On February 16, 2020, the Company acquired Lelantos Biotech, Inc., which was involved in various aspects of research and development in areas that were of interest to CANNABIS GLOBAL, INC.. Lelantos was a recently created corporation and had assets consisting only of intellectual property in the form of trade secrets relative to cannabinoid delivery systems, had no liabilities and no other business operations. The parties to the acquisition agreement were the Company, Lelantos Biotech, Inc., a Wyoming corporation ("Lelantos"), Ma Helen M. Am Is, Inc., a Wyoming corporation ("Helen M."), East West Pharma Group, Inc., a Wyoming corporation ("East West"), and New Horizons Laboratory Services, Inc., a Wyoming corporation ("New Horizons"). There is no material relationship between the Registrant or its affiliates and Lelantos, Helen M., East West, New Horizons, or any of their respective affiliates, other than in respect of the material definitive agreement. The terms and conditions of the agreement require the Company to issue 400,000 shares of its common stock to Lelantos, and separately, an aggregate of $500,000 in the form of notes payable as follows: $225,000 to Helen M.; $50,000 to East West, $225,000 to New Horizons.

On August 9, 2019, our board of directors determined the Company no longer meets the definition of a Shell Company as defined in Item 1101(b) of Regulation AB ( § 229.1101(b) of this chapter), which defines a Shell Company as one that has: 1) No or nominal operations; and 2) Either: (i) No or nominal assets; (ii) Assets consisting solely of cash and cash equivalents; or (iii) Assets consisting of any amounts of cash and cash equivalents and nominal other assets. By way of the Company: 1) beginning business activities and operations, 2) hiring its CEO, 3) appointing a highly experienced board of directors, 4) retaining consultants, 5) signing two property leases, 6) approval of budgets and business plans for several initiatives, 7) production of product samples, 8) sales initiatives to prospective customers, and other related business activities, the board of directors believes such activities are qualified as non-nominal operations and therefore the board of directors declared its believe the Company is no longer defined by Item 1101(b) of Regulation AB ( § 229.1101(b) of this chapter).

On August 9, 2019, the Company filed a DBA in California registering the operating name Cannabis Global. On July 1, 2019, the Company acquired Action Nutraceuticals, Inc., a company owned by our current CEO, Arman Tabatabaei. The transaction value was nominal, at only One Thousand Dollars ($1,000). Therefore, the Company believes its acquisition of Action Nutraceuticals, Inc. is not an acquisition of a significant amount of assets, or a transaction defined by 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons, that would require specific disclosures under the section cited. Regardless, the Company will disclose the transaction pursuant to 17 CFR § 229.404 - (Item 404) "Transactions with Related Persons, Promoters and Certain Control Persons." No intellectual property, patents or trademarks were acquired in the transaction.

On July 1, 2019, the Company entered into a 100% business acquisition with Action Nutraceuticals, Inc., a company owned by our CEO, Arman Tabatabaei. The value of the transaction value was nominal, at only One Thousand Dollars ($1,000) thus, the Company believes the business acquisition of Action Nutraceuticals, Inc. is transaction NOT defined by 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons that would require specific disclosure under the section cited. Regardless, of the requirements of 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons, the Company makes this disclosure.

On or about June 27, 2018 we changed domiciles from the State of Nevada to the State of Delaware and thereafter reorganized under the Delaware Holding Company Statute Delaware General Corporation Law Section 251(g). On or about July 12, 2018, two subsidiaries were formed for the purpose of effecting the reorganization. We incorporated MCTC Holdings, Inc. and MCTC Holdings Inc. incorporated MicroChannel Corp. We then effected a merger involving the three constituents and under the terms of the merger we were merged into MicroChannel Corp., with MicroChannel Corp. surviving and our separate corporate existence ceasing. Following the merger MCTC Holdings, Inc. became the surviving publicly traded issuer and all of our assets and liabilities were merged into MCTC Holdings, Inc.'s wholly owned subsidiary MicroChannel Corp. Our shareholders became the shareholders of MCTC Holdings, Inc. on a one for one basis.

On May 25, 2019, Lauderdale Holdings, LLC, a Florida limited liability company, in which former Chief Executive Officer, Garry McHenry maintains a controlling interest, sold 8,666,667 common shares of MCTC Holdings, Inc., representing approximately 70.7% of the 12,257,640 issued and outstanding shares to Messrs. Robert Hymers, Edward Manolos and Dan Nguyen, all of whom were previously unaffiliated parties. Each purchased 2,888,889 common shares for $108,333.33 each or an aggregate of $325,000, utilizing personal funds. This series of transactions constitute a change in control of the Company. The assets and liabilities of MicroChannel Corp. were spun out to Lauderdale Holdings, LLC as part of the change in control.

On April 4, 2005, MultiChannel changed its name to MicroChannel Technologies Corporation. The Company's original name was MultiChannel Technologies Corporation ("MultiChannel") which was incorporated on February 28, 2005 under the laws of the State of Nevada (U.S.A.) and was originally formed as a wholly-owned subsidiary of Octillion Corp. ("Octillion"). Octillion (a Canadian company was trading in the OTC Markets under the symbol "OCTL"). At the time of Octillion's existence, Octillion was a development stage technology company focused on the identificati0n, acquisition and development of emerging solar energy and solar related technologies and products.

On January 14, 2009, Octillion Corp. (Symbol: OCTL), the parent company of MicroChannel announced that it had changed its name to New Energy Technologies, Inc. (Symbol: NENE) ("New Energy"). The name change became effective on the Over-the-Counter Bulletin Board at the opening of trading on January 14, 2009. On June 24, 2008, MicroChannel announced that it initiated trading of its stocks on the OTC Bulletin Board under the stock symbol "MCTC". On August 22, 2007, by corporate action taken by MicroChannel's executive team and board members, the company amended its Articles of Incorporation to increase its authorized capital stock to 300,000,000 million shares of common stock, $0.0001 par value per share. As of September 25, 2007, there were 1,000,000 shares of common stock were issued and outstanding; there were no preferred shares issued and outstanding. The directors and sole shareholder have approved a forward split of their issued and outstanding shares of common stock on the basis of 538,646 for 1 for the purpose of effecting the distribution.

NOTE 1 — Organization and Description of Business

Cannabis Global, Inc. is located at 520 S Grand Avenue, Suite 320, Los Angeles, California 90071. Our telephone number is (310) 986-4929 and our website is accessible at www.cannabisglobalinc.com  Our shares of Common Stock are quoted on the OTC Markets Pink, operated by OTC Markets Group, Inc., under the ticker symbol "MCTC." We are a developmental company focused cannabinoid research.

Our aim is to create and commercialize engineered technologies to deliver hemp extracts and cannabinoids to the human body. Additionally, we plan to develop consumer products, based on these and other technologies.

Our R&D programs included the following;

1)	Development of new routes and vehicles for hemp extract and cannabinoid delivery to the human body.

2)	Production of unique polymeric nanoparticles and fibers for use in oral and dermal cannabinoid delivery.

3)	Research and commercialization of new methodologies to isolate and/or concentrate various cannabinoids and other substances that comprise industrial hemp oil and other extracts.

4)	Establishment of new methods to increase the bioavailability of cannabinoids to the human body through utilization of proven bioenhancers, including d-α-Tocopherol polyethylene glycol 1000 succinate (TPGS), which is widely used as a water-soluble vitamin E formulation.

5)	Development of other novel inventions for the delivery of cannabinoids to the human body, which at this time are considered trade secrets by the Company.

On August 9, 2019, our board of directors determined the Company no longer meets the definition of a Shell Company as defined in Item 1101(b) of Regulation AB ( § 229.1101(b) of this chapter), which defines a Shell Company as one that has: 1) No or nominal operations; and 2) Either: (i) No or nominal assets; (ii) Assets consisting solely of cash and cash equivalents; or (iii) Assets consisting of any amounts of cash and cash equivalents and nominal other assets. By way of the Company: 1) beginning business activities and operations, 2) hiring its CEO, 3) appointing a highly experienced board of directors, 4) retaining consultants, 5) signing two property leases, 6) approval of budgets and business plans for several initiatives, 7) production of product samples, 8) sales initiatives to prospective customers, and other related business activities, the board of directors believes such activities are qualified as non-nominal operations and therefore the board of directors declared its believe the Company is no longer defined by Item 1101(b) of Regulation AB ( § 229.1101(b) of this chapter).

On August 9, 2019, the Company filed a DBA in California registering the operating name Cannabis Global. On July 1, 2019, the Company acquired Action Nutraceuticals, Inc., a company owned by our current CEO, Arman Tabatabaei. The transaction value was nominal, at only One Thousand Dollars ($1,000). Therefore, the Company believes its acquisition of Action Nutraceuticals, Inc. is not an acquisition of a significant amount of assets, or a transaction defined by 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons, that would require specific disclosures under the section cited. Regardless, the Company will disclose the transaction pursuant to 17 CFR § 229.404 - (Item 404) "Transactions with Related Persons, Promoters and Certain Control Persons." No intellectual property, patents or trademarks were acquired in the transaction.

On July 1, 2019, the Company entered into a 100% business acquisition with Action Nutraceuticals, Inc., a company owned by our CEO, Arman Tabatabaei. The value of the transaction value was nominal, at only One Thousand Dollars ($1,000) thus, the Company believes the business acquisition of Action Nutraceuticals, Inc. is transaction NOT defined by 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons that would require specific disclosure under the section cited. Regardless, of the requirements of 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons, the Company makes this disclosure.

On or about June 27, 2018 we changed domiciles from the State of Nevada to the State of Delaware and thereafter reorganized under the Delaware Holding Company Statute Delaware General Corporation Law Section 251(g). On or about July 12, 2018, two subsidiaries were formed for the purpose of effecting the reorganization. We incorporated MCTC Holdings, Inc. and MCTC Holdings Inc. incorporated MicroChannel Corp. We then effected a merger involving the three constituents and under the terms of the merger we were merged into MicroChannel Corp., with MicroChannel Corp. surviving and our separate corporate existence ceasing. Following the merger MCTC Holdings, Inc. became the surviving publicly traded issuer and all of our assets and liabilities were merged into MCTC Holdings, Inc.'s wholly owned subsidiary MicroChannel Corp. Our shareholders became the shareholders of MCTC Holdings, Inc. on a one for one basis.

On May 25, 2019, Lauderdale Holdings, LLC, a Florida limited liability company, in which former Chief Executive Officer, Garry McHenry maintains a controlling interest, sold 8,666,667 common shares of MCTC Holdings, Inc., representing approximately 70.7% of the 12,257,640 issued and outstanding shares to Messrs. Robert Hymers, Edward Manolos and Dan Nguyen, all of whom were previously unaffiliated parties. Each purchased 2,888,889 common shares for $108,333.33 each or an aggregate of $325,000, utilizing personal funds. This series of transactions constitute a change in control of the Company. The assets and liabilities of MicroChannel Corp. were spun out to Lauderdale Holdings, LLC as part of the change in control.

On January 14, 2009, Octillion Corp. (Symbol: OCTL), parent company of MicroChannel announced that it had changed its name to New Energy Technologies, Inc. (Symbol: NENE) ("New Energy"). The name change became effective on the Over-the-Counter Bulletin Board at the opening of trading on January 14, 2009. On June 24, 2008, MicroChannel announced that it initiated trading of its stocks on the OTC Bulletin Board under the stock symbol "MCTC". On August 22, 2007, by corporate action taken by MicroChannel's executive team and board members, the company amended its Articles of Incorporation to increase its authorized capital stock to 300,000,000 million shares of common stock, $0.0001 par value per share. As of September 25, 2007, there were 1,000,000 shares of common stock were issued and outstanding; there were no preferred shares issued and outstanding. The directors and sole shareholder have approved a forward split of their issued and outstanding shares of common stock on the basis of 538,646 for 1 for the purpose of effecting the distribution.

On April 4, 2005, MultiChannel changed its name to MicroChannel Technologies Corporation. The Company's original name was MultiChannel Technologies Corporation ("MultiChannel") which was incorporated on February 28, 2005 under the laws of the State of Nevada (U.S.A.) and was originally formed as a wholly-owned subsidiary of Octillion Corp. ("Octillion"). Octillion (a Canadian company was trading in the OTC Markets under the symbol "OCTL"). At the time of Octillion's existence, Octillion was a development stage technology company focused on the identification, acquisition and development of emerging solar energy and solar related technologies and products.